Commitments - Future minimum lease revenues receivable under non-cancellable operating leases (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
DisclosureOfFinanceLeaseAndOperatingLeaseByLessorLineItems [Line Items]
Total	$ 8,323	$ 3,078
Not later than one year [member]
DisclosureOfFinanceLeaseAndOperatingLeaseByLessorLineItems [Line Items]
Total	$ 8,323	$ 3,078